Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit after tax		£ 4,658	£ 3,748	£ 3,561
Currency translation reserve
Currency translation differences	[1]	(1,107)	(143)	(1,242)
Tax		(49)	50	33
Fair value through other comprehensive income reserve movement relating to debt securities
Net gains/(losses) from changes in fair value		695	(840)	1,142
Net losses/(gains) transferred to net profit on disposal		201	(134)	(102)
Net (gains)/losses related to (releases of) impairment		(3)	1	(2)
Net gains/(losses) due to fair value hedging		30	318	(849)
Tax		(256)	181	(54)
Cash flow hedging reserve
Net gains/(losses) from changes in fair value		2,654	(1,349)	2,506
Net (gains)/losses transferred to net profit		(506)	1,950	1,158
Tax		(607)	(154)	(1,002)
Other comprehensive income/(loss) that may be recycled to profit or loss		1,052	(120)	1,588
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements		(13)	(419)	(1,182)
Own credit		89	(1,131)	(983)
Tax		(29)	430	609
Other comprehensive income/(loss) not recycled to profit or loss		47	(1,120)	(1,556)
Other comprehensive income/(loss) for the year		1,099	(1,240)	32
Total comprehensive income for the year		5,757	2,508	3,593
Attributable to:
Equity holders of the parent		5,757	2,508	3,593
Total comprehensive income for the year		£ 5,757	£ 2,508	£ 3,593

[1]	Includes £34m loss (2024: £1m loss; 2023: £0m gain) on recycling of currency translation differences.